RECOVERABLE TAXES	6 Months Ended
Jun. 30, 2022
RECOVERABLE TAXES
RECOVERABLE TAXES

9.RECOVERABLE TAXES

	June 30,	December 31,
	2022	2021
IRPJ/CSLL – prepayments and withheld taxes	149,436	94,323
PIS/COFINS – on acquisition of property, plant and equipment (1)	86,538	94,108
PIS/COFINS – operations	377,504	331,203
PIS/COFINS – exclusion ICMS (2)	570,945	582,433
ICMS – on acquisition of property, plant and equipment (3)	135,515	129,081
ICMS – operations (4)	1,433,929	1,363,453
Reintegra program (5)	59,788	49,265
Other taxes and contributions	42,939	50,291
Provision for loss of ICMS credits (6)	(1,097,574)	(1,064,268)
	1,759,020	1,629,889

Current	422,129	360,725
Non-current	1,336,891	1,269,164

1)   Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is in connection with depreciation year of the corresponding asset.

2)    The Company and its associates filed legal actions over the years to recognize the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain operations for certain periods starting from March 1992.

3)   Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a linear basis over a four period, from the acquisition date, in accordance with the relevant regulation, ICMS Control on Property, Plant and Equipment (“CIAP”).

4)   ICMS credits accrued due to the volume of exports and credit generated in operations of entry of products: Credits are concentrated in the State of Espírito Santo, Maranhão, Mato Grosso do Sul, São Paulo and Pará, where the Company realizes the credits through sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through consumption in its consumer goods (tissue) operations in the domestic market.

5)   Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the exportation chain to taxpayers, to make them more competitive in foreign markets.

6)   Includes the provision for discount on sale to third parties of the accumulated ICMS credit in State of Maranhão and the provision for full loss of the low probability of realization of the units of States of Espírito Santo, Mato Grosso do Sul and Bahia due to the difficulty of its realization.

9.1.Rollforward of provision for loss

ICMS
Balance as of December 31, 2020	(1,164,782)
Addition	(62,738)
Write-off	1,331
Reversal (1)	161,921
Balance as of December 31, 2021	(1,064,268)
Addition	(61,385)
Write-off	1,370
Reversal	26,709
Balance as of June 30, 2022	(1,097,574)

1)	Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits from the State of Espírito Santo through sale to third parties.